Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Approval of Consolidated Financial Statements
3 2 .	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved and authori z ed for issue by the Board of Directors on April  30, 2020.